Stock Incentive Plans - Summary of Stock Option Activity (Detail) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014
Number of shares (in shares):
Outstanding at beginning of period		2,264,497
Granted (in shares)		1,022,200	2,357,505
Exercised (in shares)		(25,996)
Cancelled / forfeited (in shares)		(3,000)	(93,008)
Outstanding at end of period		3,257,701	2,264,497
Vested at end of period		603,854	42,708
Vested and expected to vest at end of period		3,257,701	2,264,497
Weighted-average exercise price (in dollars per share):
Outstanding at beginning of period		$ 4.52
Granted (per share)		59.87	$ 4.48
Exercised (per share)		3.57
Cancelled / forfeited (per share)		75.57	3.45
Outstanding at end of period		21.83	4.52
Vested at end of period		4.25	3.45
Vested and expected to vest at end of period		$ 21.83	$ 4.52
Aggregate intrinsic value
Vested at the end of period	[1]		$ 834,941
Vested and expected to vest at the end of period	[1]		$ 41,838,112

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock.